Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 4,220	R 3,097
Hedge reserve	(753)	480	R 1,051
Share-based payments	3,363	3,249	R 3,106
Post-retirement benefit actuarial gain/(loss)	0	(5)
Equity instruments designated at fair value through other comprehensive income	178	153
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Other	(28)	(28)
Total other reserves	R 6,778	R 6,744